CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,425)	$ (2,782)
Other comprehensive loss, net:
Change in foreign currency translation adjustment	(73)	19
Total comprehensive loss	(3,498)	(2,763)
Less: comprehensive income (loss) attributable to non-controlling interest	(19)
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (3,479)	$ (2,763)